15. RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Employment Agreement [Member]
Management expense	$ 261,000	$ 27,000
Accounts payable and accrued expenses	11,000	27,000
Management Agreement [Member]
Management expense	0	160,000
Accounts payable and accrued expenses		$ 13,000